SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Share-based Compensation [Abstract]
Disclosure of terms and conditions of share-based payment arrangement
The number of PSUs with a TSR Target that vest under the equity incentive plans is based on the Company’s TSR performance over the relevant performance period compared to an industry-specific peer group as summarized below.

Ferrari TSR Ranking	% of Target Awards that Vest(*)
1	150%
2	120%
3	100%
4	75%
5	50%
>5	0%
_______________________________________
(*)The PSUs awarded to members of the SMT (excluding the CEO) and other key employees of the Group under the Equity Incentive Plan 2016-2020 did not vest if the TSR ranking was below third compared to the peer group.
The defined peer groups (including the Company) for the TSR Target are presented below.

Equity Incentive Plan 2016-2020	Ferrari	Burberry	Hermes	LVMH
	Moncler	Richemont	Brunello Cucinelli	Ferragamo

Equity Incentive Plan 2019-2021 / Equity Incentive Plan 2020-2022	Ferrari	Burberry	Hermes	LVMH
	Moncler	Richemont	Kering	Aston Martin
EBITDA Target
The number of PSUs with an EBITDA Target that vest under the Equity Incentive Plan 2019-2021 and the Equity Incentive Plan 2020-2022 is determined by comparing Adjusted EBITDA to the Adjusted EBITDA targets derived from the Group’s business plan, as summarized below.

Actual Adjusted EBITDA Compared to Business Plan	% of Awards that Vest
+10%	140%
+5%	120%
Business Plan Target	100%
-5%	80%
<-5%	0%

Disclosure of indirect measurement of fair value of goods or services received, other equity instruments granted during period
The fair value of the PSUs and RSUs that were awarded under the equity incentive plans, which is determined based on actuarial calculations that apply certain assumptions and take into consideration the specific characteristics of the awards granted, is summarized in the following table.

Equity Incentive Plan	2016-2020		2019-2021	2020-2022
	Granted in 2017	Granted in 2018
PSUs	€59.36 - €72.06	€61.30 - €111.92	€110.57 - €111.64	€136.06
RSUs	€63.00 - €64.64	€110.76 - €112.99	€119.54 - €120.56	€139.39
The key assumptions utilized to calculate the grant-date fair values of the PSUs that were awarded under the equity incentive plans are summarized below:

Equity Incentive Plan	2016-2020		2019-2021	2020-2022
	Granted in 2017	Granted in 2018
Grant date share price	€66.85	€113.70	€122.60	€142.95
Expected volatility	17.4%	16.7%	26.5%	26.6%
Dividend yield	1.2%	0.9%	0.83%	0.8
Risk-free rate	0%	0%	0%	0%

Outstanding number of PSUs and RSUs
Changes to the outstanding number of PSU and RSU awards under all equity incentive plans of the Group are as follows:

(number of awards)	Outstanding PSU Awards	Outstanding RSU Awards
Balance at January 1, 2018	686,933	118,467
Granted(1)	20,793	10,397
Forfeited	(21,200)	(10,600)
Vested	—	—
Balance at December 31, 2018	686,526	118,264
Granted(2)	175,307	110,968
Forfeited	(32,832)	(18,000)
Vested	(230,282)	(40,087)
Balance at December 31, 2019	598,719	171,145
Granted(3)	48,173	39,780
Forfeited	(1,461)	(1,460)
Vested	(230,592)	(50,402)
Balance at December 31, 2020	414,839	159,063
_______________________________________
(1)     Granted under the Equity Incentive Plan 2016-2020
(2)     Granted under the Equity Incentive Plan 2019-2021
(3)    Grander under the Equity Incentive Plan 2020-2022